DEFINED BENEFIT PENSION PLANS (Tables)	12 Months Ended
Jul. 31, 2021
Retirement Benefits [Abstract]
Plan Assets Measured at Fair Value on Recurring Basis Classified by Fair Value Hierarchy	The following table presents the plan assets measured at fair value on a recurring basis as of July 31, 2021 and 2020, classified by fair value hierarchy:

			Fair Value Measurements at Reporting Date Using
(In thousands)	July 31, 2021	Asset Allocations	Level 1	Level 2	Level 3
Insurance contract	$28,554	98%	$—	$—	$28,554
Other investments	669	2%	—	—	669
	$29,223	100%	$—	$—	$29,223

			Fair Value Measurements at Reporting Date Using
(In thousands)	July 31, 2020	Asset Allocations	Level 1	Level 2	Level 3
Insurance contract	$28,388	98%	$—	$—	$28,388
Other investments	662	2%	—	—	662
	$29,050	100%	$—	$—	$29,050

Aggregate Change in Benefit Obligation and Plan Assets
The following table summarizes the changes in benefit obligation, plan assets and funded status for these plans:

	July 31,
	2021	2020
	(In thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$33,927	$34,538
Service cost	16	185
Interest cost	501	543
Actuarial gain	(664)	(691)
Employee contributions	—	28
Benefits and administrative expenses paid	(216)	(212)
Settlements	(46)	—
Effect of curtailment	—	(2,390)
Currency translation	66	1,926
Benefit obligation at end of year	$33,584	$33,927

Change in plan assets
Fair value of plan assets at beginning of year	$29,050	$27,267
Actual return on plan assets	(29)	476
Employer contributions, net	393	(39)
Employee contributions	—	28
Settlements	(46)	—
Benefits and administrative expenses paid	(216)	(212)
Currency translation	71	1,530
Fair value of plan assets at end of year	$29,223	$29,050

Funded status
Current liabilities	$(13)	$(31)
Noncurrent liabilities	(4,348)	(4,846)
Net amounts recognized on the consolidated balance sheets	$(4,361)	$(4,877)

Information for Pension Plans with an Accumulated Benefit Obligation in Excess of Plan Assets
Information for pension plans with an accumulated benefit obligation in excess of plan assets was as follows:

	July 31,
	2021	2020
	(In thousands)
Projected benefit obligation	$33,584	$33,927
Accumulated benefit obligation	$33,584	$33,927
Fair value of plan assets	$29,223	$29,050

Components of Net Periodic Pension Cost
The following table summarizes the components of net periodic pension cost:

	Fiscal Year Ended July 31,
	2021	2020
	(In thousands)
Service cost	$16	$185
Interest costs	501	543
Expected return on plan assets	(437)	(458)
Amortization of net actuarial loss	4	74
Curtailment gain	—	(143)
Net periodic pension costs	$84	$201

Weighted Average Assumptions Used to Determine Benefit Obligations and Net Periodic Pension Cost
The table below summarizes the weighted average assumptions used to determine benefit obligations:

	Fiscal Year Ended July 31,
	2021	2020
Discount rate	1.49%	1.48%
Rate of compensation increase	—%	1.96%

The table below summarizes weighted average assumptions used to determine net periodic pension cost:

	Fiscal Year Ended July 31,
	2021	2020
Discount rate	1.24%	1.39%
Expected long-term rate of return on plan assets	1.20%	1.37%
Rate of compensation increase	—%	1.77%

Summary of Expected Benefit Payments from the Plans through Fiscal 2026
The following table summarizes expected benefit payments from the plans through fiscal year 2026. Actual benefit payments may differ from expected benefit payments. The minimum employer required contributions to the plans are expected to be approximately $0.3 million in fiscal year 2022.

Pension Benefit Payments
(In thousands)
For the fiscal year ending July 31:
2022	257
2023	308
2024	477
2025	395
2026	497
Next 5 years	3,054